Filed Pursuant to Rule 497(e)
Registration Number 333-103492

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Separate Account B
AFAdvantage® Variable Annuity
American Fidelity Separate Account C
AFMaxx® 457(b) Group Variable Annuity

Supplement Dated October 1, 2014 to the Prospectus Dated May 1, 2014

This Supplement updates certain information contained in your May 1, 2014 Variable Annuity
Prospectus (the “Prospectus”).  Please read it carefully and keep it with the Prospectus for future reference.
__________________________________________________________________________
NOTICE OF AND INFORMATION ABOUT
AN UPCOMING FUND SUBSTITUTION

Effective on November 26, 2014 (the “Substitution Date”), American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account B and American Fidelity Separate Account C (the “Separate Accounts”) will replace shares of American Fidelity Dual Strategy Fund, Inc. (“Dual Strategy Fund”) with shares of the replacement fund, Vanguard Variable Insurance Fund Total Stock Market Index Portfolio (“Vanguard VIF Total Stock Market Index Portfolio” or the “Portfolio”).  As a result of this “Substitution”, after November 26, 2014, the Separate Accounts will no longer offer the Dual Strategy Fund as an investment option.  Please note the items below that relate to the Substitution.

•
From October 1, 2014 until December 31, 2014, you may transfer amounts from the Dual Strategy Fund to any other Sub-Account or to the Guaranteed Interest Account free of charge, and the transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent trading or disruptive transfers).

•
On the Substitution Date, any investment remaining in the Dual Strategy Fund will automaticallybecome an investment in the Vanguard VIF Total Stock Market Index Portfolio with an equal accumulation value.

•
Unless you provide us with alternative allocation instructions, after the Substitution Date, all allocations directed to the Dual Strategy Fund automatically will be allocated to the Vanguard VIF Total Stock Market Index Portfolio.  You may give us alternative allocation instructions at any time by contacting our Annuity Services Department at 1.800.662.1106, va.help@americanfidelity.com or P.O. Box 25520, Oklahoma City, Oklahoma 73125.

•
You will not incur any fees or charges or any tax liability because of the Substitution, and your contract value immediately after the Substitution will equal your contract value immediately before the Substitution.

•
The overall expenses of the Vanguard VIF Total Stock Market Index Portfolio are less than the overall expenses of the Dual Strategy Fund.   The fees and expenses of the Vanguard VIF Total Stock Market Index Portfolio are more fully described in the Summary Prospectus that accompanies this Supplement (the “Vanguard Summary Prospectus”).  Please read the Vanguard Summary Prospectus carefully.

•
The investment objectives and policies of the Vanguard VIF Total Stock Market Index Portfolio are similar to the investment objectives and policies of the Dual Strategy Fund and are more fully described in the Vanguard Summary Prospectus.  Please read the Vanguard Summary Prospectus carefully.

•
After the Substitution Date, the Dual Strategy Fund will no longer be available through your Separate Account variable annuity policy (the “Policy”), and there will be no further disclosure about the Dual Strategy Fund in any future supplements to the Prospectus.

•
After the Substitution Date, the Vanguard VIF Total Stock Market Index Portfolio will be available as an investment option through your Policy, and you may allocate some or all of your future contributions and/or contract value to that Portfolio.

IMPORTANT INFORMATION ABOUT THE FUNDS
AVAILABLE THROUGH YOUR VARIABLE ANNUITY POLICY

References to Dual Strategy Fund in the Prospectus are deleted and replaced with references to the Vanguard VIF Total Stock Market Index Portfolio.  More detailed information about the Vanguard VIF Total Stock Market Index Portfolio can be found in the Vanguard Summary Prospectus.  You may obtain a full prospectus, statement of additional information and other information about the Vanguard VIF Total Stock Market Index Portfolio by contacting our Annuity Services Department as instructed on the front of this Supplement.

FEE TABLE

Total Annual Portfolio Operating Expenses

The information on page 4 of your Prospectus, “Fee Table – Total Annual Portfolio Operating Expenses”, is updated to reflect the following information.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)……...	MINIMUM 0.18%	MAXIMUM 1.37%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

The information on pages 4-5 of the Prospectus, “Fee Table – Annual Portfolio Operating Expenses”, is updated to delete references to Dual Strategy Fund and to add the following information about the Vanguard VIF Total Stock Market Index Portfolio.

Vanguard® Variable Insurance Fund1
VIF Total Stock Market Index Portfolio2
Management Expenses	None
12b-1 Distribution Fee	None
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.18%

Examples

Separate Account B AFAdvantage® Variable Annuity

If you are a participant in the Policy offered by Separate Account B, the information on pages 6-7 of the Prospectus, “Fee Table – Examples”, is updated to delete references to Dual Strategy Fund and to add the following information about the Vanguard VIF Total Stock Market Index Portfolio.

	Time Periods
	1 Year		3 Years	5 Years	10 Years
Vanguard® Variable Insurance Fund1
VIF Total Stock Market Index Portfolio2	(a)	$986	$1,166	$1,403	$2,117
	(b)	$186	$573	$983	$2,117

1 Vanguard is a trademark of The Vanguard Group, Inc.

2 Available as investment option after November 26, 2014.

Separate Account C AFMaxx® 457(b) Group Variable Annuity

If you are a participant in the Policy offered by Separate Account C, the information on pages 6-7 of the Prospectus, “Fee Table – Examples”, is updated to delete references to Dual Strategy Fund and to add the following information about the Vanguard VIF Total Stock Market Index Portfolio.

	Time Periods
	1 Year		3 Years	5 Years	10 Years
Vanguard® Variable Insurance Fund1
VIF Total Stock Market Index Portfolio2	(a)	$971	$1,329	$1,711	$2,531
	(b)	$171	$529	$911	$1,980

CONDENSED FINANCIAL INFORMATION

The information on pages 8-10 of the Prospectus, “Condensed Financial Information”, is updated to delete references to Dual Strategy Fund and to add the following information about the Vanguard VIF Total Stock Market Index Portfolio.

The table does not include information for Vanguard VIF Total Stock Market Index Portfolio, an investment option available after November 26, 2014.

INVESTMENT OPTIONS

The information on page 15 of the Prospectus, “Investment Options – American Fidelity Dual Strategy Fund, Inc.”,  is deleted in its entirety, and the information, “Investment Options – Vanguard® Variable Insurance Fund”, is updated to add the following information about the Vanguard VIF Total Stock Market Index Portfolio.

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
Vanguard® Variable Insurance Fund1 • VIF Total Stock Market Index Portfolio2 (Call 800.210.6348 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the Variable Annuity.	Advisor of Vanguard VIF Total Stock Market Index Portfolio: The Vanguard Group, Inc.; Sub-Advisor: None

ADDITIONAL INFORMATION

More information about the Vanguard VIF Total Stock Market Index Portfolio can be found in the Vanguard Summary Prospectus.  You also may obtain a full prospectus, statement of additional information and other information about the Vanguard VIF Total Stock Market Index Portfolio free of charge by contacting our Annuity Services Department as instructed on the front of this Supplement.